WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

MONEY MARKET FUNDS - 93.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (a) (Cost $361,491)	361,491	$ 361,491

Investments at Value - 93.5% (Cost $361,491)		$ 361,491

Other Assets in Excess of Liabilities - 6.5%		25,201

Net Assets - 100.0%		$ 386,692

(a)	The rate shown is the 7-day effective yield as of January 31, 2026.